                                 Annual Report
                                 March 31, 2000

                                   Legg Mason
                                  Investors
                                  Trust, Inc.


                                 U.S. Small-Cap
                                  Value Trust

                               Financial Services
                                      Fund


                                Navigator Class

                            [LEGG MASON FUNDS LOGO]
                           The Art of Investing/SM/

To Our Shareholders,

  We are pleased to provide you with Legg Mason Investors Trust's annual report for the Navigator Class of the U.S. Small-Capitalization Value Trust and the Financial Services Fund.

  The following table summarizes key statistics for the Navigator Class of shares of each Fund, as of March 31, 2000:

                                                 3-Month            12-Month
                                             Total Return/1/    Total Return/1/
                                             ----------------   ----------------
 U.S. Small-Capitalization Value Trust            -6.06%              -.15%
 Financial Services Fund                          -2.21%               N/A

 S&P 500 Stock Composite Index                    +2.29%            +17.94%
 Russell 2000 Index                               +7.08%            +37.29%
 Lipper Financial Services Fund Index/2/           +.20%             -5.39%

  On the following pages, the portfolio managers for each of the Funds discuss the investment outlook for the Funds. Long-term investment results for each of the Funds are shown in the Performance Information section of this report.

 Ernst & Young LLP, independent auditors for the Funds, has completed its annual audit, and audited financial statements for the fiscal year ended March 31, 2000, are included in this report.


                                             Sincerely,

                                             /s/ Edward A. Taber, III
                                             ------------------------
                                             Edward A. Taber, III
                                             President

April 26, 2000


--------------
/1/ Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid.
/2/ The Lipper Financial Services Fund Index is composed of approximately 10 funds whose primary objective is to invest 65% of their portfolios in equity securities of companies engaged in providing financial services.

Portfolio Managers' Comments
U.S. Small-Capitalization Value Trust

  The past twelve months began with a large upswing in small-cap value performance and ended with another, albeit smaller, gain. A year ago, anticipation of a global economic recovery drove investors to smaller, more cyclical stocks. In this environment, the Fund performed well on an absolute and relative basis. However, growth and technology took over in the third quarter of 1999 and governed the market up until March.

  For the fiscal year, the technology sector accounted for most of the portfolio's underperformance versus most benchmarks. Our disciplined value approach kept our portfolios underweighted in technology stocks given their steep current valuations, yet investors have had a nearly insatiable appetite for these stocks. Valuations in the Internet and related sectors have skyrocketed at an unprecedented pace. Even when one tech group's stock momentum slows with the realization that valuations have exceeded fundamentals, as with Internet retailers in December, another technology sector becomes hot, such as business-to-business Internet, semiconductors and Linux in the last six months. During the year, the portfolio's health care investments were another major source of poor relative performance versus the benchmarks. Revised reimbursement regulations had a much harsher impact on our nursing home and elder care holdings than expected.

  For the quarter, the portfolio was down 6.1%, compared to gains of 3.8% for the Russell 2000 Value, 7.1% for the Russell 2000 and 2.3% for the S&P 500.

  U.S. equity markets were highly volatile in the first quarter, with large swings in performance and market leadership. For most of the quarter, the same narrow group of technology and biotechnology stocks that dominated the market in 1999 drove market performance. Investor optimism over these companies' ability to reap large profits by pioneering new technologies and industries propelled these stocks to extraordinary prices and valuations. Much of the strong performance came from money-losing companies, such as in the Internet area, which have not proven their viability but have generated tremendous expectations of future success. Because of the uncertainty of companies with no profits, they have historically been among the worst performers. Yet, they gained over 100% from the beginning of 1999 through February 2000.

  However, in mid-March, the high-flying market leaders of technology and biotechnology experienced a sharp reversal in performance. Some high profile disappointments among Internet companies such as drkoop.com, Cdnow and MicroStrategy raised concerns that many more Internet firms may fall far short of initial investor hopes. Even some growth managers, whose portfolios had benefited greatly from the strong technology stock momentum, began to wonder publicly if prices in this group had risen too far. At the same time, value stocks rallied as investors began to recognize that traditional measures of companies' value do matter, even in the era of the "New Economy." These stocks had fallen to unprecedented discounts to the rest of the market, particularly in the small-cap area, as investors had focused narrowly on tech and biotech.

  The Fund's lagging performance in the first quarter was primarily the result of our significant underweighting in technology and biotechnology versus both the Russell 2000 and the Russell 2000 Value. Because of the excessive valuations in these two areas, we reduced our already low weighting in these sectors. In addition, we always exclude companies that are money-losers from the portfolio, which also hurt performance versus the benchmarks. However, our portfolio positioning aided perfor-mance in March during the sharp decline in technology (off -17.2% in the Russell 2000 Value and -13.3% in the Russell 2000) and health care (down -17.2% in the Russell 2000 Value and -28.8% in the Russell 2000). This positive relative performance trend for the portfolio has continued in early April. On average, we have gained approximately 19% versus the Russell 2000 and 4.5% versus the Russell 2000 Value between February 29 and April 14.

  The Russell small-cap benchmarks continue to be heavily dominated by stocks that are not small-cap and, in the case of the value index, do not meet traditional value criteria. This inconsistency arises because the Russell index holdings are changed only once a year on June 30. The tech and biotech stocks that achieved huge returns in 1999 and early 2000 have reached higher capitalizations and valuations as well as a larger weight in the indices. If the indices were rebalanced today, they would experience a large drop in the average size of the companies as well as significant drop in average valuation, particularly for the Russell 2000 Value Index.

  March's reversal in market leadership put only a small dent in the huge pricing gap between the undervalued stocks in the portfolio and expensive valuations in the tech and biotech sectors. Our holdings are still priced at extraordinarily low levels on an absolute basis and relative to the rest of the U.S. stock market. Meanwhile, the popular sectors of the last eighteen months are still priced at extreme multiples to revenues and earnings (in the few cases where earnings exist) and remain supported by optimistic (though now declining) expectations. As these companies disappoint investors, as many are bound to do given the intense competition in every Internet market and the potentially long wait for profits, investors will once again refocus on valuations. In this new environment, our emphasis on undervalued securities has the potential to generate strong portfolio returns.

  As always, we welcome the opportunity to discuss the portfolio and this report in more detail. If you have any questions or comments, please contact us.



Henry F. Otto                                                Steven M. Tonkovich
Managing Director                                              Managing Director

April 18, 2000
DJIA 10767.40

Portfolio Managers' Comments
Financial Services Fund

  Although this letter is for the 2000 fiscal year end, it covers only the three-month period from January 1, 2000 through March 31, 2000. When the Legg Mason Financial Services Fund joined Investors Trust, Inc., the fiscal year end changed from December 31 to March 31.

  As you are well aware, our particular theme, financial services, has been out of favor for the past 18 months. While we are disappointed with our performance, we have never felt more positive about the fundamentals of the companies we own in the Fund. Unfortunately, in today's market you are judged as much by what you own as by what you don't own. We have heard the current market referred to as a "stealth bear market" since more than 50% of stocks are selling at or near their 52-week lows. We have heard over and over again about the glory of the "new economy" stocks versus the drabness of the "old economy" stocks. While we may have wished we had owned some of these stocks over the past year, right now we are very nervous. We feel there is going to be a large sell-off, as there has been too much money made too quickly. The NASDAQ has doubled since April 1999. People are not buying companies, they are buying stock symbols. Unfortunately, none of these symbols represent companies with the term "Financial" in their titles.

  In the last two weeks of December the Fund had strong performance, rising 4%. January and February brought about a reversal, with the Fund performing very weakly. March began no better and the Fund reached its all-time low on March 14th. However, the last two weeks of March saw an incredible turnaround as we had a 10% jump in performance. We feel that a contributing factor to this performance was a news "leak" that some brokers and banking companies were going to have stronger than expected first quarter earnings. For the period December 31, 1999 through March 31, 2000, the NavigatorClass of the Fund lost 2.2%. By way of comparison with our benchmarks, the S&P Financials Index was up 2.3% and the S&P 500 was up 2.3% in this period.

  We have made changes in the portfolio. We have bought the large brokers, as they are the main beneficiaries of the tech companies going public. Whether the deal is successful after the first day of trading matters to the investor, but the investment bank has already been paid. The first quarter is going to show very strong earnings for broker/dealers. Despite a whole year and a half of rising rates, the banks in the Fund are still reporting higher earnings. The first quarter earnings for certain banks will be a strong surprise on the upside.

  Those of us who invest in financial stocks are still contending with Alan Greenspan. We fear he may be pushing too hard on rates. We are now looking at a 9% prime. Mr. Greenspan has been quite vocal about too much economic growth and perceived excesses in the stock market. He has made it clear that short-term rates "are going up until the economy slows down." He is very concerned that inflation (which is currently nonexistent) will suddenly become a problem.

  Two questions remain: How long will it take for higher interest rates to have the intended effect? And second, will the resultant slowdown turn into a recession? It should be noted that most past recessions were a result of an over-active Federal Reserve. We do not see a recession but feel the inverted yield curve is signaling a slowdown in the economy in the second half of the year. Financial stocks generally begin to perform better about three to six months before the last rate hike. We are looking forward to much better performance starting in the second quarter.

  When you have this bifurcation between one group of stocks and another, it doesn't last forever. One of two things must happen. Either the so-called "new economy" stocks will correct back down to the value stocks, or value stocks will have to move up to the levels of the "new economy" stocks. The latter could happen if private capital starts to buy companies with depressed market values. We have seen this happen before when price/earnings multiples have contracted, while underlying business fundamentals have remained strong.

  In conclusion, while our market performance since mid-1998 has not been up to our usual standards as financial stocks fell out of favor, we remain confident that the consistent earnings growth of our companies will turn this around.


                                                        Amy LaGuardia, CFA
                                                        Portfolio Manager


April 17, 2000
DJIA 10582.50

   Performance Information
   Legg Mason Investors Trust, Inc.

Performance Comparison of a $50,000 Investment as of March 31, 2000

     The returns shown are based on historical results and are not intended to indicate future performance. Total return measures investment performance in terms of appreciation or depreciation in a Fund's net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in each of these Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

     The following graphs compare each Fund's total returns against that of a closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $50,000 investment for the periods indicated. The line for each Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing each securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the LeggMason Funds' results and the indices' results assume reinvestment of all dividends and distributions.

     Each Fund has two authorized classes of shares: Primary Class and Navigator Class. Financial Services Fund has an additional authorized class of shares:Class A. Information about the Primary Class and Class A (Financial Services), offered to retail investors, is contained in a separate report to its shareholders.

   U.S. Small-Cap Value Trust -- Navigator Class

                               Cumulative        Average Annual
                              Total Return        Total Return
   -------------------------------------------------------------
    One Year                        -.15%              -.15%
    Life of Class(dagger)         -20.68%            -12.18%
   -------------------------------------------------------------
   (dagger) Inception Date -- June 19, 1998
   -------------------------------------------------------------

                             [GRAPH APPEARS HERE]

               U.S. Small-Cap Value Trust Navigator Class       Russell 2000 Index(1)
               ------------------------------------------       ---------------------
6/19/98                       $50,000                                  $50,000
9/30/98                       $39,869                                  $39,925
12/31/98                      $44,002                                  $46,440
3/31/99                       $39,718                                  $43,920
6/30/99                       $48,229                                  $50,750
9/30/99                       $42,870                                  $47,540
12/31/99                      $42,220                                  $56,310
3/31/00                       $39,660                                  $60,300

Financial Services Fund -- Navigator Class

                              Cumulative          Average Annual
                             Total Return          Total Return
----------------------------------------------------------------
 Life of Fund(dagger)           +.22%                   N/A
----------------------------------------------------------------
(dagger) Inception Date -- October 7, 1999
----------------------------------------------------------------

                             [GRAPH APPEARS HERE]

                  Financial Services Fund     S&P 500 Composite     S&P Financials     Lipper Financial Services
                      Navigator Class         Stock Index (2)(5)     Index(2)(4)           Fund Index(2)(3)
                  -----------------------     ------------------    --------------     -------------------------
9/30/99                    50,000                   50,000               50,000                50,000
12/31/99                   51,241                   57,440               54,355                52,390
3/31/00                    50,108                   58,755               55,585                52,490

--------------
(1) The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 11% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $592 million; the median market capitalization was approximately $500 million. The largest company in the index had an approximate market capitalization of $1.403 billion. The return for this index is for the period beginning June 30, 1998.
(2) Index returns are for the periods beginning September 30, 1999.
(3) The Lipper Financial Services Fund Index is composed of approximately 10 funds whose primary objective is to invest 65% of their portfolios in equity securities of companies engaged in providing financial services.
(4) The S&P Financials Index is a capitalization-weighted index of all stocks designed to measure the performance of the financial sector of the Standard & Poor's 500 Index.
(5) An unmanaged index of widely held common stocks.

   U.S. Small-Capitalization Value Trust

Selected Portfolio Performance*

   Strong performers for the year ended March 31, 2000
   ---------------------------------------------------
    1. Nu Horizons Electronics Corp.           +436.2%
    2. Applied Signal Technology, Inc.         +174.1%
    3. Pioneer-Standard Electronics, Inc.      +140.0%
    4. FTI Consulting, Inc.                    +130.6%
    5. Suprema Specialties, Inc.               +114.9%
    6. Richardson Electronics, Ltd.            +112.0%
    7. Exponent, Inc.                           +95.6%
    8. Cameron Ashley Building
       Products, Inc.                           +89.0%
    9. Adams Resources & Energy                 +85.2%
   10. Advanta Corp.                            +83.6%

   Weak performers for the year ended March 31, 2000
   -------------------------------------------------
    1. Rural/Metro Corporation                -85.0%
    2. The General Chemical Group, Inc.       -83.8%
    3. Southern Energy Homes, Inc.            -76.7%
    4. Resource Bancshares Mortgage
        Group, Inc.                           -69.4%
    5. ACX Technologies, Inc.                 -68.6%
    6. InaCom Corp.                           -64.5%
    7. Delta Financial Corporation            -64.4%
    8. R&B, Inc.                              -63.3%
    9. Sierra Health Services, Inc.           -62.0%
   10. Pilgrim's Pride Corporation            -61.6%

   * Securities held for the entire year.

Portfolio Changes

   Top 10 securities added during the 1st quarter 2000/+/
   ------------------------------------------------------
   CKE Restaurants, Inc.
   USFreightways Corporation
   Furniture Brands International, Inc.
   Briggs & Stratton Corporation
   York International Corporation
   Tecumseh Products Company
   National Service Industries, Inc.
   Tower Automotive, Inc.
   IMCO Recycling Inc.
   Dollar Thrifty Automotive Group, Inc.

   /+/ Ranked using market values calculated as of March 31, 2000.

   Top 10 securities sold during the 1st quarter 2000/++/
   ------------------------------------------------------
   Omnicare, Inc.
   Texas Industries, Inc.
   AK Steel Holding Corporation
   Seacor Smit Inc.
   Pier 1 Imports, Inc.
   ADVO, Inc.
   Fremont General Corporation
   Micro Warehouse, Inc.
   Herbalife International, Inc.
   Watts Industries, Inc.

   /++/ Ranked using market values calculated as of December 31,1999.

   Financial Services Fund

Selected Portfolio Performance

   Strong performers for the period ended March 31, 2000
   -----------------------------------------------------
    1. Waddell & Reed Financial, Inc.             +56.0%
    2. Kohl's Corporation                         +42.0%
    3. Medtronic, Inc.                            +41.2%
    4. Jack Henry & Associates, Inc.              +37.4%
    5. National Bancorp of Alaska, Inc.           +34.6%
    6. Hooper Holmes, Inc.                        +33.2%
    7. State Street Corporation                   +32.6%
    8. Northern Trust Corporation                 +27.5%
    9. Safeway Inc.                               +27.2%
   10. Merrill Lynch & Co., Inc.                  +25.7%

   Weak performers for the period ended March 31, 2000
   ---------------------------------------------------
    1. First Security Corporation               -53.0%
    2. UnumProvident Corporation                -47.0%
    3. Cascade Bancorp                          -32.0%
    4. Zions Bancorporation                     -29.7%
    5. Synopsys, Inc.                           -27.0%
    6. American General Corporation             -26.0%
    7. Johnson & Johnson                        -24.8%
    8. Mid-State Bancshares                     -21.6%
    9. SLM Holding Corporation                  -21.2%
   10. Pacific Capital Bancorp                  -21.1%

Portfolio Changes

   Securities added during the 1st quarter 2000
   --------------------------------------------
   AXA Financial, Inc.
   Cintas Corporation
   Citigroup Inc.
   Elan Corporation plc
   Lehman Brothers Holdings Inc.
   Mercantile Bankshares Corporation
   Morgan Stanley Dean Witter &Co.
   Neuberger Berman Inc.
   Solectron Corporation

   Securities sold during the 1st quarter 2000
   -------------------------------------------
   Albertson's, Inc.
   AmSouth Bancorporation
   Centura Banks, Inc.
   First Tennessee National Corporation
   First Washington Bancorp, Inc.
   FirstBank NW Corp.
   Frontier Financial Corporation
   Furniture Brands International, Inc.
   Medical Assurance, Inc.
   National City Corporation
   Nationwide Financial Services, Inc.
   Peoples Heritage Financial Group, Inc.
   Ragen Mackenzie Group Incorporated
   South Trust Corporation
   The BISYS Group, Inc.
   The Progressive Corporation
   Transaction Systems Architects, Inc.
   WestCoast Bancorp
   Westamerica Bancorporation

Statement of Net Assets
Legg Mason Investors Trust, Inc.
March 31, 2000
(Amounts in Thousands)

U.S. Small-Capitalization Value Trust

                                                                              Shares/Par          Value
   ---------------------------------------------------------------------------------------------------------
Common Stocks and Equity Interests -- 97.4%
   Aerospace/Defense -- 1.5%
   Alliant Techsystems Inc.                                                            5         $   277/A/
   Aviation Sales Company                                                             10              64/A/
   AVTEAM, Inc.                                                                        8              27/A/
   EDO Corporation                                                                     4              28
   GenCorp Inc.                                                                       14             106
   Herley Industries, Inc.                                                             3              51/A/
   International Airline Support Group, Inc.                                           2               6/A/
   Kaman Corporation                                                                  17             161
   Kellstrom Industries, Inc.                                                          8              46/A/
   Ladish Co., Inc.                                                                    9              58/A/
   SIFCO Industries, Inc.                                                              3              19
                                                                                                 -------
                                                                                                     843
                                                                                                 -------
   Apparel -- 3.8%
   Bernard Chaus, Inc.                                                                15              25/A/
   Cache, Inc.                                                                         2              12/A/
   Garan, Incorporated                                                                 4              93
   Genesco Inc.                                                                       19             247/A/
   Goody's Family Clothing, Inc.                                                      25             152/A/
   Hartmarx Corporation                                                                4              11/A/
   Kellwood Company                                                                   20             346
   Maxwell Shoe Company Inc.                                                           6              51/A/
   Nautica Enterprises, Inc.                                                          37             437/A/
   One Price Clothing Stores, Inc.                                                     7              24/A/
   Oxford Industries, Inc.                                                             6             111
   Paul Harris Stores, Inc.                                                            5              15/A/
   Perry Ellis International, Inc.                                                     4              37/A/
   PremiumWear, Inc.                                                                   1               9/A/
   S&K Famous Brands, Inc.                                                             3              23/A/
   Shoe Pavilion, Inc.                                                                 5               9/A/
   Sport-Haley, Inc.                                                                   3              15/A/
   Superior Uniform Group Inc.                                                         1              13
   Tandy Brands Accessories, Inc.                                                      3              28/A/
   The Cato Corporation                                                               13             150
   The Dress Barn, Inc.                                                               17             318/A/
   The Warnaco Group, Inc.                                                             5              60
                                                                                                 -------
                                                                                                   2,186
                                                                                                 -------
   Automotive -- 3.3%
   Arvin Industries, Inc.                                                             17             387
   Bandag, Incorporated                                                               13             294
   Bandag, Incorporated-Class A                                                        4              82

Legg Mason Investors Trust, Inc.


U.S. Small-Capitalization Value Trust -- Continued

                                                                              Shares/Par          Value
   ---------------------------------------------------------------------------------------------------------
   Automotive (continued)
   Barnes Group Inc.                                                                  13         $   184
   Collins Industries, Inc.                                                            5              30
   Donnelly Corporation                                                                3              32
   Dura Automotive Systems, Inc.                                                      12             210/A/
   Edelbrock Corporation                                                               2              26
   Featherlite Inc.                                                                    4              15/A/
   Hayes Lemmerz International, Inc.                                                   1              21/A/
   Monaco Coach Corporation                                                            6             115/A/
   R&B, Inc.                                                                           6              17/A/
   Riviera Tool Company                                                                1               6/A/
   Simpson Industries, Inc.                                                           14             134
   Strattec Security Corporation                                                       2              79/A/
   TBC Corporation                                                                    15              73/A/
   Tower Automotive, Inc.                                                             10             159/A/
                                                                                                 -------
                                                                                                   1,864
                                                                                                 -------
   Broadcast/Media -- 0.1%
   Courier Corporation                                                                 2              35
                                                                                                 -------

   Chemicals  -- 3.4%
   A. Schulman, Inc.                                                                  19             253
   Aceto Corporation                                                                   1               8
   Albemarle Corporation                                                              13             272
   American Vanguard Corporation                                                       1               9
   Chemfab Corporation                                                                 1               9/A/
   Ethyl Corporation                                                                  89             273
   Hawkins Chemical, Inc.                                                              3              25
   International Specialty Products Inc.                                              22             142/A/
   NL Industries, Inc.                                                                39             506
   Northern Technologies International Corporation                                     2              16
   Omnova Solutions Inc.                                                              13              75
   Quaker Chemical Corporation                                                         7             114
   Stepan Company                                                                      7             158
   Sybron Chemicals Inc.                                                               4              55/A/
   The General Chemical Group, Inc.                                                   16              34
                                                                                                 -------
                                                                                                   1,949
                                                                                                 -------
   Commercial/Industrial Services  -- 8.7%
   Alternative Resources Corporation                                                   5              12/A/
   ASI Solutions Incorporated                                                          4              18/A/
   Avis Group Holdings, Inc.                                                          22             386/A/
   Ballantyne of Omaha, Inc.                                                           3               9/A/

                                                                              Shares/Par          Value
   ---------------------------------------------------------------------------------------------------------
   Commercial/Industrial Services (continued)
   BCT International, Inc.                                                             3         $     6/A/
   Bell Microproducts Inc.                                                             7             114/A/
   Billing Concepts Corp.                                                              8              59/A/
   Briggs & Stratton Corporation                                                       5             193
   Burns International Services Corporation                                            4              42
   Business Resource Group                                                             1               8/A/
   Butler International, Inc.                                                          7              84/A/
   Butler Manufacturing Company                                                        5             120
   Cadmus Communications Corporation                                                   5              42/A/
   Cameron Ashley Building Products, Inc.                                              6             110/A/
   Carriage Services, Inc.                                                            11              44/A/
   CDI Corp.                                                                          14             268/A/
   Children's Comprehensive Services, Inc.                                             5              21/A/
   Comfort Systems USA, Inc.                                                           8              49/A/
   Consolidated Graphics, Inc.                                                         3              40/A/
   Corrpro Companies                                                                   5              24/A/
   Dollar Thrifty Automotive Group, Inc.                                               8             129/A/
   Electro Rent Corporation                                                            6              70/A/
   Ellett Brothers, Inc.                                                               5              30
   Encompass Services Corporation                                                     18             104/A/
   Ennis Business Forms, Inc.                                                         12              88
   Exponent, Inc.                                                                      3              37/A/
   FiberMark, Inc.                                                                     5              69/A/
   Franklin Covey Co.                                                                 16             114/A/
   FTI Consulting, Inc.                                                                3              20/A/
   General Employment Enterprises, Inc.                                                4              15
   Gradco Systems, Inc.                                                                5              11/A/
   Headway Corporate Resources, Inc.                                                   5              16/A/
   Healthcare Services Group, Inc.                                                     8              41/A/
   Interstate National Dealer Services, Inc.                                           3              18/A/
   Lawson Products, Inc.                                                               6             138
   Mail-Well, Inc.                                                                    17             145/A/
   Mercury Air Group, Inc.                                                             6              41/A/
   Nash-Finch Company                                                                  5              42
   National Equipment Services, Inc.                                                   5              30/A/
   National Technical Systems, Inc.                                                    6              22
   Nortek, Inc.                                                                        2              53/A/
   Ogden Corporation                                                                  34             401
   Perini Corporation                                                                  4              18/A/
   Personal Group Of America, Inc.                                                    20             122/A/
   PrimeSource Corporation                                                             4              19
   Refac                                                                               3              10/A/
   Robertson-Ceco Corporation                                                          4              36/A/

Legg Mason Investors Trust, Inc.


U.S. Small-Capitalization Value Trust -- Continued

                                                                              Shares/Par          Value
   ---------------------------------------------------------------------------------------------------------
   Commercial/Industrial Services (continued)
   Rush Enterprises, Inc.                                                              2         $    10/A/
   Service Corporation International                                                  23              68
   Sola International Inc.                                                             5              31/A/
   SOS Staffing Services, Inc.                                                        10              42/A/
   Staff Leasing, Inc.                                                                15              87/A/
   Star Buffet, Inc.                                                                   2               6/A/
   Stewart Enterprises, Inc.                                                          77             381
   Tecumseh Products Company                                                           4             180
   The Standard Register Company                                                      16             200
   Thomas Group, Inc.                                                                  3              36/A/
   URS Corporation                                                                     3              43/A/
   USEC Inc.                                                                           3              12
   Wallace Computer Services, Inc.                                                     8              98
   Westaff, Inc.                                                                      12             108/A/
   York International Corporation                                                      8             192
                                                                                                 -------
                                                                                                   4,982
                                                                                                 -------
   Computer Services and Systems -- 1.9%
   ANSYS, Inc.                                                                         6              64/A/
   Avant! Corporation                                                                 24             303/A/
   CFI ProServices Inc.                                                                2              16/A/
   MTS Systems Corporation                                                            11              85
   NeoMagic Corporation                                                               20              97/A/
   Paravant Inc.                                                                       1               4/A/
   PSC Inc.                                                                            9              50/A/
   Savoir Technology Group, Inc.                                                       9              61/A/
   Software Spectrum, Inc.                                                             3              59/A/
   Structural Dynamics Research Corporation                                           25             331/A/
                                                                                                 -------
                                                                                                   1,070
                                                                                                 -------
   Construction and Building Materials -- 9.8%
   American Homestar Corporation                                                      14              23/A/
   Ameron International Corporation                                                    3              92
   Aztec Manufacturing Co.                                                             4              48
   Baltek Corporation                                                                  1               4/A/
   Beazer Homes USA, Inc.                                                              6             114/A/
   Building Materials Holding Corporation                                              9              78/A/
   Cavalier Homes, Inc.                                                               14              39
   Centex Construction Products, Inc.                                                  4             102
   Champion Enterprises, Inc.                                                         28             163/A/
   Craftmade International, Inc.                                                       3              18
   D.R. Horton, Inc.                                                                  35             451
   Dayton Superior Corporation                                                         4              91/A/

                                                                              Shares/Par          Value
   ---------------------------------------------------------------------------------------------------------
   Construction and Building Materials  (continued)
   Del Webb Corporation                                                               14         $   207/A/
   Dominion Homes, Inc.                                                                4              22/A/
   Drew Industries Incorporated                                                        9              60/A/
   Engle Homes, Inc.                                                                   8              79
   Fleetwood Enterprises, Inc.                                                        22             329
   Homebase, Inc.                                                                     23              46/A/
   Hovnanian Enterprises, Inc.                                                        16              98/A/
   Hughes Supply, Inc.                                                                17             264
   International Aluminum Corporation                                                  2              36
   JLK Direct Distribution Inc.                                                       17             152/A/
   M/I Schottenstein Homes, Inc.                                                       6              95
   McGrath Rentcorp                                                                    8             119
   Meadow Valley Corporation                                                           2               9/A/
   Miller Building Systems, Inc.                                                       2               8/A/
   NCI Building Systems, Inc.                                                         13             246/A/
   Palm Harbor Homes, Inc.                                                            12             177/A/
   Patrick Industries, Inc.                                                            4              27
   Pulte Corporation                                                                  37             766
   Republic Group Incorporated                                                         7              80
   Skyline Corporation                                                                 7             148
   Southern Energy Homes, Inc.                                                         9              11/A/
   Standard Pacific Corp.                                                             23             226
   Terex Corporation                                                                   6              81/A/
   The Ryland Group, Inc.                                                             12             216
   Toll Brothers, Inc.                                                                25             498/A/
   U.S. Home Corporation                                                              10             361/A/
   Washington Homes, Inc.                                                              5              31/A/
                                                                                                 -------
                                                                                                   5,615
                                                                                                 -------
   Consumer Durables -- 2.8%
   Boston Acoustics, Inc.                                                              4              38
   Catalina Lighting, Inc.                                                             3              13/A/
   Central Garden & Pet Company                                                       21             208/A/
   Chromcraft Revington, Inc.                                                          8              61/A/
   Cobra Electronics Corporation                                                       3              20/A/
   Congoleum Corporation                                                               6              21/A/
   Department 56, Inc.                                                                12             182/A/
   Fedders Corporation                                                                20             112
   Flexsteel Industries, Inc.                                                          4              50
   Furniture Brands International, Inc.                                               10             194/A/
   Home Products International, Inc.                                                   6              61/A/
   Koss Corporation                                                                    2              32/A/
   La-Z-Boy Incorporated                                                               4              54

Legg Mason Investors Trust, Inc.


U.S. Small-Capitalization Value Trust -- Continued

                                                                              Shares/Par          Value
   ---------------------------------------------------------------------------------------------------------
   Consumer Durables  (continued)
   Mikasa, Inc.                                                                        8         $    57
   Pulaski Furniture Corporation                                                       2              39
   Royal Appliance Mfg. Co.                                                            3              17/A/
   Russ Berrie and Company, Inc.                                                      14             259
   The First Years Inc.                                                                2              14
   The L. S. Starrett Company                                                          4              99
   The Rowe Companies                                                                 10              58
   The York Group, Inc.                                                                6              30
                                                                                                 -------
                                                                                                   1,619
                                                                                                 -------
   Consumer Non-Durables -- 0.5%
   French Fragrances, Inc.                                                            10              82/A/
   Nature's Sunshine Products, Inc.                                                   13             107
   Ocular Sciences, Inc.                                                               5              80/A/
   Rural/Metro Corporation                                                            11              13/A/
                                                                                                 -------
                                                                                                     282
                                                                                                 -------
   Diversified -- 0.7%
   Bell Industries, Inc.                                                               2               6
   Esterline Technologies Corporation                                                  4              47/A/
   National Service Industries, Inc.                                                   8             175
   Pittston Brink's Group                                                              7             119
   The IT Group, Inc.                                                                  4              28/A/
                                                                                                 -------
                                                                                                     375
                                                                                                 -------
   Electrical Equipment and Electronics  -- 2.2%
   Acme Electric Corporation                                                           3              17/A/
   Axsys Technologies, Inc.                                                            2              35/A/
   Graham Corporation                                                                  1               8/A/
   InaCom Corp.                                                                       31              85/A/
   Nu Horizons Electronics Corp.                                                       7             153/A/
   Pioneer-Standard Electronics, Inc.                                                 18             284
   Printronix, Inc.                                                                    4              80/A/
   Richardson Electronics, Ltd.                                                        8              92
   ScanSoft, Inc.                                                                      3              14/A/
   The Lamson & Sessions Co.                                                           8              56/A/
   Triumph Group, Inc.                                                                 9             259/A/
   UCAR International, Inc.                                                           14             179/A/
                                                                                                 -------
                                                                                                   1,262
                                                                                                 -------
   Entertainment and Leisure  -- 4.1%
   Anchor Gaming                                                                       8             311/A/
   Arctic Cat, Inc.                                                                   20             209

                                                                              Shares/Par          Value
   ---------------------------------------------------------------------------------------------------------
   Entertainment and Leisure  (continued)
   Black Hawk Gaming & Development Company, Inc.                                       3         $    17/A/
   Boyd Gaming Corporation                                                            46             228/A/
   Cannondale Corporation                                                              2              10/A/
   Dave & Busters, Inc.                                                                9              80/A/
   GTECH Holdings Corporation                                                         25             471/A/
   Johnson Outdoors Inc.                                                               6              35/A/
   K2 Inc.                                                                            12              98/A/
   Lakes Gaming, Inc.                                                                  8              61/A/
   Lodgian, Inc.                                                                      19              72/A/
   MarineMax, Inc.                                                                     3              30/A/
   PlayCore, Inc.                                                                      3              21/A/
   Prime Hospitality Corp.                                                            43             309/A/
   Scientific Games Holdings Corp.                                                     8             135/A/
   Silverleaf Resorts, Inc.                                                            3              12/A/
   Suburban Lodges of America, Inc.                                                   12              72/A/
   Travis Boats & Motors, Inc.                                                         1              18/A/
   Winnebago Industries, Inc.                                                          7             134
                                                                                                 -------
                                                                                                   2,323
                                                                                                 -------
   Financial Services --  8.4%
   Advanta Corp.                                                                      18             360
   Alliance Bancorp of New England, Inc.                                               1               8
   Amplicon, Inc.                                                                      6              66
   Arcadia Financial Ltd.                                                             28             141/A/
   Bank United Corp.                                                                   2              57
   BankAtlantic Bancorp, Inc.                                                         30             118
   Bay View Capital Corporation                                                       13             100
   BNC Mortgage, Inc.                                                                  4              34/A/
   BSB Bancorp, Inc.                                                                   7             142
   BYL Bancorp                                                                         2              18
   Camco Financial Corporation                                                         1              11
   Community Bank System, Inc.                                                         2              46
   Conning Corporation                                                                 9             114
   Corrus Bankshares, Inc.                                                            11             260
   Credit Acceptance Corporation                                                      10              57/A/
   Delta Financial Corporation                                                        11              21/A/
   Dime Community Bancshares                                                           3              41
   Downey Financial Corp.                                                             12             247
   DVI, Inc.                                                                           3              44/A/
   Enhance Financial Services Group, Inc.                                             29             415
   Fidelity National Financial, Inc.                                                  23             320
   First Alliance Corporation                                                         14              30/A/
   First Citizens Bancshares Inc.                                                      6             339
   First Essex Bancorp, Inc.                                                           2              34

Legg Mason Investors Trust, Inc.


U.S. Small-Capitalization Value Trust -- Continued

                                                                              Shares/Par          Value
   ---------------------------------------------------------------------------------------------------------
   Financial Services  (continued)
   First Republic Bank                                                                 3         $    61/A/
   FirstFed Financial Corp.                                                           15             196/A/
   Flagstar Bancorp, Inc.                                                              9             122
   GA Financial, Inc.                                                                  4              40
   GBC Bancorp                                                                         2              46
   Hamilton Bancorp Inc.                                                               8             117/A/
   Hawthorne Financial Corporation                                                     4              30/A/
   Interpool, Inc.                                                                    20             128
   ISB Financial Corporation                                                           5              63
   ITLA Capital Corporation                                                            5              63/A/
   Jefferies Group, Inc.                                                               6             142
   MAF Bancorp, Inc.                                                                   5              79
   Matrix Bancorp, Inc.                                                                2              12/A/
   Merchants Bancshares, Inc.                                                          3              50
   MetroWest Bank                                                                      4              23
   National City Bancorporation                                                        7              96/A/
   Pacific Crest Capital, Inc.                                                         2              21
   Parkvale Financial Corporation                                                      5              74
   PFF Bancorp, Inc.                                                                   3              43
   Resource Bancshares Mortgage Group, Inc.                                           17              67
   Sterling Financial Corporation                                                      6              61/A/
   Sunrise International Leasing Corporation                                           5              26/A/
   TFC Enterprises, Inc.                                                              10              29/A/
   Union Acceptance Corporation                                                        1               5/A/
   USBANCORP, Inc.                                                                    10             113
   World Acceptance Corporation                                                       14              71/A/
                                                                                                 -------
                                                                                                   4,801
                                                                                                 -------
   Food, Beverage and Tobacco -- 2.6%
   Cagle's, Inc.                                                                       4              29
   Fresh America Corporation                                                           3              10/A/
   General Cigar Holdings, Inc.                                                       18             274/A/
   International Multifoods Corporation                                                4              51
   M&F Worldwide Corp.                                                                15              64/A/
   Marsh Supermarkets, Inc.                                                            3              49
   Michael Foods, Inc.                                                                 9             178
   Natural Alternatives International, Inc.                                            4               9/A/
   Pilgrim's Pride Corporation-Class A                                                 4              19
   Pilgrim's Pride Corporation-Class B                                                 9              56
   R.H. Phillips, Inc.                                                                 4               9/A/
   Sanderson Farms, Inc.                                                               6              49
   Scheid Vineyards Inc.                                                               4              15
   Schweitzer-Mauduit International, Inc.                                             12             154
   Standard Commercial Corporation                                                     9              31

                                                                              Shares/Par          Value
   ---------------------------------------------------------------------------------------------------------
   Food, Beverage and Tobacco  (continued)
   Suprema Specialties, Inc.                                                           1          $   12/A/
   Sylvan, Inc.                                                                        3              22/A/
   Todhunter International, Inc.                                                       2              16/A/
   Universal Corporation                                                              25             372
   WLR Foods, Inc.                                                                    12              71/A/
                                                                                                 -------
                                                                                                   1,490
                                                                                                 -------
   Gas/Pipeline -- 0.7%
   Adams Resources & Energy                                                            3              29
   EnergySouth, Inc.                                                                   3              50
   Friede Goldman International Inc.                                                  16             110/A/
   Penn Virginia Corporation                                                           6             108
   Petroleum Development Corporation                                                   5              21/A/
   World Fuel Services Corporation                                                     9              62
                                                                                                 -------
                                                                                                     380
                                                                                                 -------
   Health Care -- 2.8%
   Alterra Healthcare Corporation                                                     15              60/A/
   American Dental Technologies, Inc.                                                  5              10/A/
   American Physicians Service Group, Inc.                                             2               5/A/
   AmeriPath, Inc.                                                                    16             128/A/
   Beverly Enterprises, Inc.                                                          80             295/A/
   Capital Senior Living Corporation                                                  14              42/A/
   Carematrix Corporation                                                             12              16/A/
   Castle Dental Centers, Inc.                                                         5              12/A/
   Coast Dental Services, Inc.                                                         5              11/A/
   Curative Health Services, Inc.                                                      7              41/A/
   Healthcare Recoveries, Inc.                                                         7              23/A/
   Hi-Tech Pharmacal Co., Inc.                                                         2              12/A/
   Horizon Health Corporation                                                          4              23/A/
   Lifemark Corporation                                                                2               7/A/
   Magellan Health Services, Inc.                                                      7              32/A/
   Mesa Laboratories, Inc.                                                             2               7/A/
   Monarch Dental Corporation                                                          7              20/A/
   Moore Medical Corporation                                                           2              25/A/
   OrthAlliance, Inc.                                                                  5              34/A/
   Pediatrix Medical Group, Inc.                                                      11              77/A/
   Pharmaceutical Product Development, Inc.                                           17             285/A/
   ProMedCo Management Company                                                        16              39/A/
   Radiologix, Inc.                                                                   15              78/A/
   Raytel Medical Corporation                                                          6              18/A/
   RehabCare Group, Inc.                                                               4             109/A/
   Serologicals Corporation                                                           15              80/A/
   Sierra Health Services, Inc.                                                       20             100/A/

Legg Mason Investors Trust, Inc.


U.S. Small-Capitalization Value Trust -- Continued

                                                                              Shares/Par          Value
   ---------------------------------------------------------------------------------------------------------
   Health Care (continued)
   Total Renal Care Holdings, Inc.                                                     1         $     3/A/
   USANA, Inc.                                                                         2               8/A/
   Utah Medical Products, Inc.                                                         3              25/A/
                                                                                                 -------
                                                                                                   1,625
                                                                                                 -------
   Industrial -- 4.3%
   ACX Technologies, Inc.                                                             21              85/A/
   American Biltrite, Inc.                                                             3              33
   Ampco-Pittsburgh Corporation                                                        7              72
   Bairnco Corporation                                                                 6              38
   Baldwin Technology Company, Inc.                                                   13              26/A/
   Cascade Corporation                                                                 9              96
   Channell Commercial Corporation                                                     5              67/A/
   Commercial Intertech Corp.                                                         11             213
   CPAC, Inc.                                                                          4              28
   Detroit Diesel Corporation                                                          9             180
   Farrel Corporation                                                                  3               6
   Gehl Company                                                                        4              64/A/
   Gentek, Inc.                                                                       16             227
   Holly Corporation                                                                   6              71
   Lincoln Electric Holdings, Inc.                                                     4             104
   Lydall, Inc.                                                                        4              38/A/
   Milacron Inc.                                                                      30             430
   O.I. Corporation                                                                    2               8/A/
   Regal-Beloit Corporation                                                           13             231
   Specialty Equipment Companies, Inc.                                                 8             170/A/
   Summa Industries                                                                    3              27/A/
   Supreme Industries, Inc.                                                            8              38/A/
   TB Wood's Corporation                                                               4              36
   Tech/Ops Sevcon, Inc.                                                               2              20
   The Carbide/Graphite Group, Inc.                                                    6              27/A/
   Woodward Governor Company                                                           4              96
                                                                                                 -------
                                                                                                   2,431
                                                                                                 -------
   Insurance -- 6.0%
   AmerUs Life Holdings, Inc.                                                         22             399
   Atlantic American Corporation                                                       1               4/A/
   Bancinsurance Corporation                                                           2              11/A/
   Delphi Financial Group, Inc.                                                       14             434/A/
   Donegal Group Inc.                                                                  6              39
   Harleysville Group Inc.                                                            22             318
   HCC Insurance Holdings, Inc.                                                        2              22
   Kaye Group Inc.                                                                     4              32
   LandAmerica Financial Group, Inc.                                                   9             180

                                                                              Shares/Par          Value
   ---------------------------------------------------------------------------------------------------------
   Insurance  (continued)
   Merchants Group, Inc.                                                               1         $    15
   MMI Companies, Inc.                                                                13             129
   National Western Life Insurance Company                                             3             211/A/
   Nymagic, Inc.                                                                       3              45
   Penn Treaty American Corporation                                                    6              95/A/
   Philadelphia Consolidated Holding Corp.                                             3              38/A/
   Professionals Group, Inc.                                                           4              85/A/
   Reliance Group Holdings, Inc.                                                      16              54
   Selective Insurance Group, Inc.                                                     2              41
   Standard Management Corporation                                                     5              23/A/
   State Auto Financial Corporation                                                    3              24
   Stewart Information Services Corporation                                           11             168
   The Commerce Group, Inc.                                                           26             770
   The Midland Company                                                                 3              80
   Trenwick Group Inc.                                                                12             174
   Unico American Corporation                                                          4              20
                                                                                                 -------
                                                                                                   3,411
                                                                                                 -------
   Metals -- 4.0%
   Alltrista Corporation                                                               6             131/A/
   Amcast Industrial Corporation                                                       7              63
   Atchison Casting Corporation                                                        5              37/A/
   Bayou Steel Corporation                                                             9              27/A/
   Carpenter Technology Corporation                                                   17             354
   Chase Industries, Inc.                                                             11              96/A/
   Commercial Metals Company                                                          11             304
   Fansteel Inc.                                                                       5              17/A/
   Friedman Industries, Incorporated                                                   5              18
   IMCO Recycling Inc.                                                                13             144
   Intermet Corporation                                                               20             182
   Lindberg Corporation                                                                4              22
   Metals USA, Inc.                                                                   29             189
   Myers Industries, Inc.                                                              4              49
   Niagara Corporation                                                                 5              24/A/
   Northwest Pipe Company                                                              4              62/A/
   Oglebay Norton Company                                                              3              71
   Oregon Steel Mills, Inc.                                                            5              21
   Quanex Corporation                                                                 10             187
   Roanoke Electric Steel Corporation                                                  3              56
   Shiloh Industries, Inc.                                                             4              40/A/
   Steel Technologies Inc.                                                             8              60
   Wolverine Tube, Inc.                                                               10             131/A/
                                                                                                 -------
                                                                                                   2,285
                                                                                                 -------

Legg Mason Investors Trust, Inc.


U.S. Small-Capitalization Value Trust -- Continued

                                                                              Shares/Par          Value
   ---------------------------------------------------------------------------------------------------------
   Miscellaneous Manufacturing -- 7.6%
   A.O. Smith Corporation                                                              9         $   160
   Bacou USA, Inc.                                                                     8             130/A/
   Buckeye Technologies Inc.                                                          27             467/A/
   CIRCOR International, Inc.                                                          6              83/A/
   Coachmen Industries Inc.                                                           12             163
   Columbus McKinnon Corporation                                                      10             130
   Cybex International, Inc.                                                        N.M.               1/A/
   Denali Incorporated                                                                 3              10/A/
   Griffon Corporation                                                                23             181/A/
   Hexcel Corporation                                                                 16              82/A/
   Ivex Packaging Corporation                                                          4              33/A/
   Jason Incorporated                                                                 11             111/A/
   Lennox International Inc.                                                           8              70
   Mark IV Industries, Inc.                                                            1              29
   MascoTech, Inc.                                                                    35             410
   Met-Pro Corporation                                                                 2              20
   Metrika Systems Corporation                                                         4              36/A/
   NACCO Industries, Inc.                                                              6             292
   NCH Corporation                                                                     2             109
   OroAmerica, Inc.                                                                    4              24/A/
   Park-Ohio Holdings Corp.                                                            7              70/A/
   Penn Engineering & Manufacturing Corp.                                              4             103
   Penn Engineering & Manufacturing Corp.-Class A                                      4              94
   Precision Castparts Corp.                                                          17             624
   Q.E.P. Co., Inc.                                                                    2              17/A/
   Raven Industries, Inc.                                                              4              39
   SPS Technologies, Inc.                                                              6             174/A/
   Standard Motor Products, Inc.                                                       9             134
   Standex International Corporation                                                   8             127
   Sturm, Ruger & Company, Inc.                                                        6              48
   The Alpine Group, Inc.                                                              3              27/A/
   The Eastern Company                                                                 1              19
   The JPM Company                                                                     4              29/A/
   TransTechnology Corporation                                                         4              48
   Westinghouse Air Brake Company                                                     23             243
                                                                                                 -------
                                                                                                   4,337
                                                                                                 -------
   Process Industries -- 0.7%
   Rock-Tenn Company                                                                  22             213
   Silgan Holdings Inc.                                                               14             170/A/
   The Anderson's Inc.                                                                 6              43
                                                                                                 -------
                                                                                                     426
                                                                                                 -------

                                                                              Shares/Par          Value
   ---------------------------------------------------------------------------------------------------------
   Real Estate -- 0.6%
   AMREP Corporation                                                                   5         $    29/A/
   Bluegreen Corporation                                                              17              56/A/
   DeWolfe Companies, Inc.                                                             2              16/A/
   Saxton Incorporated                                                                 3               3/A/
   Trammell Crow Company                                                              21             233/A/
                                                                                                 -------
                                                                                                     337
                                                                                                 -------
   Restaurants -- 2.4%
   Ark Restaurants Corp.                                                               3              17/A/
   CBRL Group, Inc.                                                                    2              18
   CKE Restaurants, Inc.                                                              39             245
   Cooker Restaurant Corporation                                                       6              17/A/
   ELXSI Corporation                                                                   3              34/A/
   Landry's Seafood Restaurants, Inc.                                                 22             140/A/
   Lone Star Steakhouse & Saloon, Inc.                                                24             243/A/
   Luby's, Inc.                                                                       16             150
   Main Street & Main Inc.                                                             1               2/A/
   Max & Erma's Restaurants, Inc.                                                      2              14/A/
   NPC International, Inc.                                                             5              35/A/
   Rainforest Cafe, Inc.                                                              19              66/A/
   Ryan's Family Steak Houses, Inc.                                                   30             282/A/
   Schlotzsky's, Inc.                                                                  5              31/A/
   Sizzler International, Inc.                                                        19              53/A/
                                                                                                 -------
                                                                                                   1,347
                                                                                                 -------
   Retail -- 3.6%
   A.C. Moore Arts & Crafts, Inc.                                                      5              38/A/
   Barnett Inc.                                                                       12             134/A/
   Brown Shoe Company, Inc.                                                            4              44
   Cole National Corporation                                                          11              90
   Duckwall-ALCO Stores, Inc.                                                          4              29/A/
   EZCORP, Inc.                                                                        7              29
   Finlay Enterprises, Inc.                                                            7              87/A/
   Friedman's, Inc.                                                                   13              77
   Funco, Inc.                                                                         3              39/A/
   Hancock Fabrics, Inc.                                                               4              11/A/
   Jan Bell Marketing, Inc.                                                           18              52/A/
   Jos. A. Bank Clothiers, Inc.                                                        4              15/A/
   Media Arts Group, Inc.                                                              9              63/A/
   Michael Anthony Jewelers, Inc.                                                      2               4/A/
   Movie Gallery, Inc.                                                                 3              11
   Movie Star, Inc.                                                                    9               9/A/
   Musicland Stores Corporation                                                       12              74/A/

Legg Mason Investors Trust, Inc.


U.S. Small-Capitalization Value Trust -- Continued

                                                                              Shares/Par          Value
   ---------------------------------------------------------------------------------------------------------
   Retail  (continued)
   OfficeMax, Inc.                                                                    85         $   551/A/
   Piercing Pagoda, Inc.                                                               3              43/A/
   RDO Equipment Co.                                                                   8              44/A/
   ShopKo Stores, Inc.                                                                 7             123/A/
   Specialty Catalog Corp.                                                             1               3/A/
   Systemax, Inc.                                                                     25             226/A/
   The Bon-Ton Stores, Inc.                                                           12              35/A/
   Tractor Supply Company                                                              2              39/A/
   Wilmar Industries, Inc.                                                            10             169/A/
   Wolohan Lumber Co.                                                                  3              34
                                                                                                 -------
                                                                                                   2,073
                                                                                                 -------
   Technology -- 0.6%
   Del Global Technologies Corp.                                                       5              45/A/
   Equinox Systems, Inc.                                                               2              15/A/
   Hurco Companies, Inc.                                                               4              15/A/
   K-Tron International, Inc.                                                          2              34/A/
   Splash Technology Holdings, Inc.                                                   11             131/A/
   ThermoQuest Corporation                                                             6             106/A/
                                                                                                 -------
                                                                                                     346
                                                                                                 -------
   Telecommunications -- 1.4%
   Applied Signal Technology, Inc.                                                     6              99
   Blonder Tongue Laboratories, Inc.                                                   6              41/A/
   CellStar Corporation                                                               51             409/A/
   Comdial Corporation                                                                 5              66/A/
   Generale Cable Corporation Delaware New                                             7              56
   Superior TeleCom Inc.                                                              10             123
                                                                                                 -------
                                                                                                     794
                                                                                                 -------
   Textiles -- 1.0%
   Burlington Industries, Inc.                                                        45             196/A/
   Decorator Industries, Inc.                                                          2              11
   Interface, Inc.                                                                    41             173
   Lakeland Industries, Inc.                                                           1               4/A/
   The Dixie Group, Inc.                                                               9              40/A/
   UniFirst Corporation                                                               12             140
   WestPoint Stevens Inc.                                                              2              30
                                                                                                 -------
                                                                                                     594
                                                                                                 -------

                                                                              Shares/Par          Value
   ---------------------------------------------------------------------------------------------------------
   Transportation -- 6.4%
   Alaska Air Group, Inc.                                                              6         $   165/A/
   Amerco                                                                             10             186/A/
   America West Holdings Corporation                                                  32             496/A/
   Amtran, Inc.                                                                        2              30/A/
   Arkansas Best Corporation                                                          14             149/A/
   Arnold Industries, Inc.                                                            19             238
   Boyd Bros. Transportation Inc.                                                      2              12/A/
   Consolidated Delivery & Logistics, Inc.                                             5              13/A/
   Consolidated Freightways Corporation                                               17             100/A/
   Covenant Transport, Inc.                                                           11             178/A/
   Dynamex Inc.                                                                        2               4/A/
   Frozen Food Express Industries, Inc.                                                1               4
   Genesee & Wyoming Inc.                                                              3              45/A/
   Hawaiian Airlines, Inc.                                                            28              63/A/
   Kitty Hawk, Inc.                                                                   12              58/A/
   Landstar System, Inc.                                                               3             164/A/
   Midway Airlines Corporation                                                         6              29/A/
   Old Dominion Freight Line, Inc.                                                     5              64/A/
   P.A.M. Transportation Services, Inc.                                                6              63/A/
   RailAmerica, Inc.                                                                   5              31/A/
   RailWorks Corporation                                                               3              29/A/
   Roadway Express, Inc.                                                              15             302
   Smithway Motor Xpress Corp.                                                         3               9/A/
   The Greenbrier Companies, Inc.                                                     11              84
   Tower Air, Inc.                                                                     7               6/A/
   Transport Corporation of America, Inc.                                              5              23/A/
   U.S. Xpress Enterprises, Inc.                                                      11              98/A/
   USA Truck, Inc.                                                                     6              46/A/
   USFreightways Corporation                                                           5             202
   Wisconsin Central Transportation Corporation                                       33             402/A/
   Yellow Corporation                                                                 20             367/A/
                                                                                                 -------
                                                                                                   3,660
                                                                                                 -------
   Utilities -- 1.5%
   Bangor Hydro-Electric Company                                                       5              78
   Maine Public Service Company                                                        1              21
   Public Service Company of New Mexico                                               32             502
   RGS Energy Group, Inc.                                                             12             264
                                                                                                 -------
                                                                                                     865
                                                                                                 -------
   Total Common Stocks and Equity Interests (Identified Cost -- $70,036)                          55,607
   ---------------------------------------------------------------------------------------------------------

Legg Mason Investors Trust, Inc.


U.S. Small-Capitalization Value Trust -- Continued

                                                                              Shares/Par          Value
   ---------------------------------------------------------------------------------------------------------
Preferred Shares -- N.M.
   O'Sullivan Industries Holdings, Inc.                                             3            $     2
                                                                                                 -------
   Total Preferred Shares (Identified Cost -- $2)                                                      2
   ---------------------------------------------------------------------------------------------------------
Repurchase Agreements -- 1.5%
   Goldman, Sachs & Company
     6.15%, dated 3/31/00, to be repurchased at $838 on
     4/3/00 (Collateral: $950 Fannie Mae mortgage-
     backed securities, 6%, due 10/1/29, value $869)                         $    837                837
                                                                                                 -------
   Total Repurchase Agreements  (Identified Cost -- $837)                                            837
   ---------------------------------------------------------------------------------------------------------
   Total Investments -- 98.9%  (Identified Cost -- $70,875)                                       56,446
   Other Assets Less Liabilities -- 1.1%                                                             631
                                                                                                 -------
   Net assets consisting of:
   Accumulated paid-in capital applicable to:
    7,657  PrimaryClass shares outstanding                                   $ 72,744
        4  Navigator Class shares outstanding                                      46
   Distributions in excess of net realized gains on investments                (1,284)
   Unrealized appreciation/(depreciation) of investments                      (14,429)
                                                                             --------
   Net assets -- 100.0%                                                                          $57,077
                                                                                                 =======
   Net asset value per share:
     Primary Class                                                                                 $7.45
                                                                                                   =====
     Navigator Class                                                                               $7.59
                                                                                                   =====
   ---------------------------------------------------------------------------------------------------------

   /A/  Non-income producing.

   N.M. -  Not meaningful.

   See notes to financial statements.

   Statement of Net Assets
   Legg Mason Investors Trust, Inc.
   March 31, 2000
   (Amounts in Thousands)


   Financial Services Fund
                                                                               Shares/Par                     Value
   ----------------------------------------------------------------------------------------------------------------------
Common Stocks and Equity Interests -- 97.6%

   Asset Management -- 3.8%
   Neuberger Berman Inc.                                                           13                       $   367
   T. Rowe Price Associates, Inc.                                                  14                           533
   Waddell & Reed Financial, Inc.                                                  15                           635
                                                                                                            -------
                                                                                                              1,535
                                                                                                            -------
   Brokerage Firms -- 5.4%
   A.G. Edwards, Inc.                                                              10                           400
   Lehman Brothers Holdings Inc.                                                    3                           291
   Merrill Lynch & Co., Inc.                                                        6                           630
   Morgan Stanley Dean Witter & Co.                                                 5                           408
   Paine Webber Group Inc.                                                         10                           440
                                                                                                            -------
                                                                                                              2,169
                                                                                                            -------
   Diversified Financial -- 2.5%
   AXA Financial, Inc.                                                             10                           359
   Citigroup Inc.                                                                  11                           652
                                                                                                            -------
                                                                                                              1,011
                                                                                                            -------
   Finance -- 1.7%
   Financial Federal Corporation                                                   20                           364/A/
   SLM Holding Corporation                                                         10                           316
                                                                                                            -------
                                                                                                                680
                                                                                                            -------
   Financial Technology Companies -- 3.6%
   DST Systems, Inc.                                                                7                           422/A/
   Fiserv, Inc.                                                                    13                           484/A/
   Jack Henry & Associates, Inc.                                                   15                           553
                                                                                                            -------
                                                                                                              1,459
                                                                                                            -------
   Insurance -- 8.7%
   American General Corporation                                                     7                           382
   American International Group, Inc.                                               4                           479
   Jefferson-Pilot Corporation                                                      9                           566
   Lincoln National Corporation                                                    11                           368
   Philadelphia Consolidated Holding Corp.                                         21                           310/A/
   Protective Life Corporation                                                     14                           444
   ReliaStar Financial Corp.                                                       12                           393
   StanCorp Financial Group, Inc.                                                  15                           411
   UnumProvident Corporation                                                       10                           161
                                                                                                            -------
                                                                                                              3,514
                                                                                                            -------

   Legg Mason Investors Trust, Inc.


   Financial Services Fund -- Continued
                                                                               Shares/Par                     Value
   ----------------------------------------------------------------------------------------------------------------------
   Miscellaneous -- 22.1%
   Cintas Corporation                                                              11                       $   441
   CVS Corporation                                                                 10                           376
   Elan Corporation plc                                                             8                           356/A/
   Eli Lilly and Company                                                            7                           441
   Guidant Corporation                                                              8                           441/A/
   Hershey Foods Corporation                                                        8                           366
   Hooper Holmes, Inc.                                                             21                           721
   Johnson & Johnson                                                                4                           308
   Kohl's Corporation                                                               7                           717/A/
   MCI WorldCom, Inc.                                                               8                           363/A/
   Medtronic, Inc.                                                                 12                           617
   Pfizer Inc.                                                                     13                           461
   Riviana Foods, Inc.                                                             13                           212
   Safeway Inc.                                                                     9                           398/A/
   Target Corporation                                                               6                           456
   The Home Depot, Inc.                                                            10                           645
   The Kroger Co.                                                                  20                           351/A/
   Wal-Mart Stores, Inc.                                                            9                           499
   Walgreen Co.                                                                    17                           438
   Wm. Wrigley Jr. Company                                                          4                           292
                                                                                                            -------
                                                                                                              8,899
                                                                                                            -------
   Regional Banks -- 29.4%
   BancWest Corporation                                                            15                           291
   BB&T Corporation                                                                22                           617
   Cascade Bancorp                                                                 17                           149
   CCB Financial Corporation                                                        7                           288
   Centennial Bancorp                                                              36                           345/A/
   City National Corporation                                                       15                           505
   Colorado Business Bankshares, Inc.                                              16                           215
   Comerica Incorporated                                                           15                           628
   Commerce Bancshares, Inc.                                                       12                           377
   Community First Bankshares, Inc.                                                13                           208
   Cullen/Frost Bankers, Inc.                                                      13                           344
   Fifth Third Bancorp                                                             12                           756
   First Security Corporation                                                      30                           360
   Firstar Corporation                                                             27                           619
   Greater Bay Bancorp                                                             15                           604
   Marshall & Ilsley Corporation                                                   11                           635
   Mercantile Bankshares Corporation                                               12                           367
   Mid-State Bancshares                                                            20                           500
   Mississippi Valley Bancshares, Inc.                                             10                           239
   National Bancorp of Alaska, Inc.                                                 9                           321

                                                                               Shares/Par                     Value
   ----------------------------------------------------------------------------------------------------------------------
   Regional Banks (continued)
   North Fork Bancorporation, Inc.                                                 30                       $   536
   Old Kent Financial Corporation                                                  14                           452
   Pacific Capital Bancorp                                                         15                           364
   Pacific Century Financial Corporation                                           30                           609
   Seacoast Banking Corporation of Florida                                         10                           246
   Southwest Bancorporation of Texas, Inc.                                         15                           291/A/
   Texas Regional Bancshares, Inc.                                                 22                           560
   Zions Bancorporation                                                            10                           416
                                                                                                            -------
                                                                                                             11,842
                                                                                                            -------
   Savings and Loan -- 3.4%
   Harbor Florida Bancshares, Inc.                                                 30                           341
   TCF Financial Corporation                                                       22                           524
   Washington Mutual, Inc.                                                         18                           477
                                                                                                            -------
                                                                                                              1,342
                                                                                                            -------
   Super-Regional Banks -- 8.3%
   Bank of America Corporation                                                      6                           315
   Bank One Corporation                                                            10                           344
   FleetBoston Financial Corporation                                               21                           766
   SunTrust Banks, Inc.                                                             8                           462
   U.S. Bancorp                                                                    12                           263
   Wachovia Corporation                                                             6                           405
   Wells Fargo Company                                                             19                           793
                                                                                                            -------
                                                                                                              3,348
                                                                                                            -------
   Technology -- 4.2%
   Computer Sciences Corporation                                                    6                           435/A/
   International Business Machines Corporation                                      5                           590
   Solectron Corporation                                                            7                           281/A/
   Synopsys, Inc.                                                                   8                           390/A/
                                                                                                            -------
                                                                                                              1,696
                                                                                                            -------
   Trust/Custody Banks -- 4.5%
   Northern Trust Corporation                                                      10                           675
   State Street Corporation                                                         8                           775
   Wilmington Trust Corporation                                                     8                           365
                                                                                                            -------
                                                                                                              1,815
                                                                                                            -------
   Total Common Stock and Equity Interests (Identified Cost -- $38,806)                                      39,310
   ----------------------------------------------------------------------------------------------------------------------

   Legg Mason Investors Trust, Inc.


   Financial Services Fund -- Continued
                                                                               Shares/Par                     Value
   ----------------------------------------------------------------------------------------------------------------------
Repurchase Agreements -- 2.3%
   State Street Corporation
     3.50%, dated 3/31/00, to be repurchased at
     $907 on 4/3/00 (Collateral: $915 Fannie Mae
     mortgage-backed securities, 6.195%, due
     12/27/00, value $926)                                                    $   907                       $   907
                                                                                                            -------
   Total Repurchase Agreements (Identified Cost -- $907)                                                        907
   ----------------------------------------------------------------------------------------------------------------------
   Total Investments -- 99.9% (Identified Cost -- $39,713)                                                   40,217
   Other Assets Less Liabilities -- 0.1%                                                                         41
                                                                                                            -------
   Net assets consisting of:
   Accumulated paid-in capital applicable to:
     3,419 Primary Class shares outstanding                                   $33,840
       954 Class A shares outstanding                                           9,704
         1 Navigator Class share outstanding                                        5
   Accumulated net realized gain/(loss) on investments                         (3,795)
   Unrealized appreciation/(depreciation) of investments                          504
                                                                              -------
   Net assets -- 100.0%                                                                                     $40,258
                                                                                                            =======

   Net asset value per share:
     Primary Class                                                                                            $9.18
                                                                                                              =====
     Navigator Class                                                                                          $9.29
                                                                                                              =====
     Net asset value and redemption price per share -- Class A                                                $9.28
                                                                                                              =====
   ----------------------------------------------------------------------------------------------------------------------

   /A/ Non-income producing.
   See notes to financial statements.

   Statements of Operations
   Legg Mason Investors Trust, Inc.
   (Amounts in Thousands)

                                                                             U.S. Small-
                                                                           Capitalization
                                                                            Value Trust        Financial Services Fund
                                                                           --------------     -------------------------
                                                                                               3 Months
                                                                             Year Ended          Ended      Year Ended
                                                                              3/31/00         3/31/00/A/    12/31/99/B/
   --------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends                                                                  $   868          $   160       $   568
   Interest                                                                       168                5             2
                                                                              -------          -------       -------
      Total investment income                                                   1,036              165           570

Expenses:
   Management fee                                                                 607               88           376
   Distribution and service fees                                                  713               72           301
   Transfer agent and shareholder servicing expense                                80                8            29
   Audit and legal fees                                                            33               14            55
   Custodian fee                                                                  172               20            80
   Directors' fees                                                                  8                2            37
   Organization expense                                                             9               --            --
   Registration fees                                                               23               16            52
   Reports to shareholders                                                         32                6            13
   Other expenses                                                                   2                1            14
                                                                              -------          -------       -------
                                                                                1,679              227           957
   Less fees waived                                                              (259)             (44)         (187)
                                                                              -------          -------       -------
      Total expenses, net of waivers                                            1,420              183           770
                                                                              -------          -------       -------
   Net Investment Income/(Loss)                                                  (384)             (18)         (200)
                                                                              -------          -------       -------

Net Realized and Unrealized Gain/(Loss) on Investments:
   Realized gain/(loss) on investments                                            670           (2,380)       (1,415)
   Change in unrealized appreciation/(depreciation) of investments             (2,521)           1,846        (2,359)
                                                                              -------          -------       -------

   Net Realized and Unrealized Gain/(Loss) on Investments                      (1,851)            (534)       (3,774)
   --------------------------------------------------------------------------------------------------------------------
   Change in Net Assets Resulting From Operations                             $(2,235)         $  (552)      $(3,974)
   --------------------------------------------------------------------------------------------------------------------

   /A/ The year end for Financial Services Fund changed from December 31 to
       March 31.
   /B/ Includes financial information for Legg Mason Financial Services Fund and its predecessor, Bartlett Financial Services Fund (see Note 6).

   See notes to financial statements.

   Statements of Changes in Net Assets
   Legg Mason Investors Trust, Inc.
   (Amounts in Thousands)

                                                    U.S. Small-Capitalization
                                                           Value Trust                  Financial Services Fund
                                                    -------------------------   -----------------------------------------
                                                     Year         6/15/98/A/     3 Months         Year        11/16/98/A/
                                                     Ended           to            Ended          Ended           to
                                                    3/31/00        3/31/99      3/31/00/B/     12/31/99/C/    12/31/98/D/
   ----------------------------------------------------------------------------------------------------------------------
Change in Net Assets:
   Net investment income/(loss)                    $  (384)       $   (171)      $   (18)       $  (200)       $    (5)
   Net realized gain/(loss) on investments             670           1,138        (2,380)        (1,415)            --
   Change in unrealized appreciation/
     (depreciation) of investments                  (2,521)        (11,908)        1,846         (2,359)         1,017
   ----------------------------------------------------------------------------------------------------------------------
   Change in net assets resulting
     from operations                                (2,235)        (10,941)         (552)        (3,974)         1,012

   Distributions to shareholders:
     From net realized gain on
       investments:
      Primary Class                                 (1,413)             --            --             --             --
      Class A                                           NA              NA            --             --             --
      Navigator Class                                   (1)             --            --             --             --
     In excess of net realized gain on
       investments:
      Primary Class                                 (1,283)             --            --             --             --
      Class A                                           NA              NA            --             --             --
      Navigator Class                                   (1)             --            --             --             --
   Change in net assets from Fund
    share transactions:
      Primary Class                                  3,609          69,295         3,340         16,732         13,939
      Class A                                           NA              NA          (300)         2,958          7,097
      Navigator Class                                   (4)             50            --              5             --
   ----------------------------------------------------------------------------------------------------------------------
   Change in net assets                             (1,328)         58,404         2,488         15,721         22,048

Net Assets:
   Beginning of period                              58,405               1        37,770         22,049              1
   ----------------------------------------------------------------------------------------------------------------------
   End of period                                   $57,077        $ 58,405       $40,258        $37,770        $22,049
   ----------------------------------------------------------------------------------------------------------------------
   Undistributed net investment income             $    --        $     --       $    --        $    --        $    --
   ----------------------------------------------------------------------------------------------------------------------

   /A/ Commencement of operations.
   /B/ The year end for Financial Services Fund changed from December 31 to
       March 31.
   /C/ Includes financial information for Legg Mason Financial Services Fund and its predecessor, Bartlett Financial Services Fund (see Note 6).
   /D/ The financial information for the period ended December 31, 1998, is for the Bartlett Financial Services Fund, Legg Mason Financial Services Fund's predecessor.
   NA -- Not applicable.

   See notes to financial statements.

   Financial Highlights
   Legg Mason Investors Trust, Inc.


      Contained below is per share operating performance data for a Navigator Class share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                       Investment Operations                           Distributions
                                               --------------------------------------   ------------------------------------------
                                                                                           From        In Excess
                                  Net Asset       Net       Net Realized     Total          Net          of Net
                                    Value,     Investment  and Unrealized     From       Realized       Realized
                                  Beginning     Income/    Gain/(Loss) on  Investment     Gain on        Gain on        Total
                                  of Period     (Loss)       Investments   Operations   Investments    Investments   Distributions
   -------------------------------------------------------------------------------------------------------------------------------
U.S. Small-Capitalization Value Trust
   Year Ended Mar. 31,
     2000                           $7.88      $.07/A/         $ (.05)       $  .02        $(.16)         $(.15)        $(.31)
     1999/B/                         9.92       .05/A/          (2.09)        (2.04)          --             --            --

Financial Services Fund
   Three Months Ended
     Mar. 31, 2000/E/               $9.50      $.01/G/         $ (.22)       $ (.21)       $  --          $  --         $  --
   Period Ended
     Dec. 31, 1999/F/                9.27       .01/G/            .22           .23           --             --            --
   -------------------------------------------------------------------------------------------------------------------------------
                                                                                Ratios/Supplemental Data
                                                       ---------------------------------------------------------------------------
                                                                                      Net
                                        Net Asset                                  Investment                    Net Assets,
                                         Value,                       Expenses   Income/(Loss)      Portfolio       End of
                                         End of         Total        to Average    to Average       Turnover        Period
                                         Period        Return        Net Assets    Net Assets         Rate      (in thousands)
   -------------------------------------------------------------------------------------------------------------------------------
U.S. Small-Capitalization Value Trust
   Year Ended Mar. 31,
     2000                                $7.59          (.15)%       1.00%/A/        .44%/A/         66.2%           $31
     1999/B/                              7.88        (20.56)%/C/     .90%/A,D/      .71%/A,D/       29.5%/D/         40

Financial Services Fund
   Three Months Ended
     Mar. 31, 2000/E/                    $9.29         (2.21)%/C/    1.25%/D,G/      .64%/D,G/       60.9%/D/        $ 5
   Period Ended
     Dec. 31, 1999/F/                     9.50          2.37%/C/     1.25%/D,G/      .33%/D,G/       27.1%/D/          5
   -------------------------------------------------------------------------------------------------------------------------------

   /A/ Net of fees waived pursuant to a voluntary expense limitation of 1.00% of average daily net assets. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets for the year ended March 31, 2000, and for the period June 19, 1998 to March 31, 1999, would have been 1.36% and 1.28%, respectively.
   /B/ For the period June 19, 1998 (commencement of operations) to March 31,
       1999.
   /C/ Not annualized.
   /D/ Annualized.
   /E/ The year end for Financial Services Fund changed from December 31 to
       March 31.
   /F/ For the period October 7, 1999 (commencement of Sale of Navigator shares)
       to December 31, 1999.
   /G/ Net of fees waived pursuant to a voluntary expense limitation of 1.25%.
       If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets for both the January 1 to March 31, 2000 period and the October 7 to December 31, 1999 period would have been 1.67%.

   See notes to financial statements.

   Notes to Financial Statements
   Legg Mason Investors Trust, Inc.
   (Amounts in Thousands)

------------------------------------------------------------------------------

1. Significant Accounting Policies:

      The Legg Mason Investors Trust, Inc. ("Corporation"), consisting of the American Leading Companies Trust ("American Leading Companies"), the Balanced Trust ("Balanced Trust"), the U.S. Small-Capitalization Value Trust ("U.S. Small-Cap") and the Financial Services Fund ("Financial Services") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

      Each Fund consists of two classes of shares:Primary Class and Navigator Class. Financial Services Fund has an additional authorized class of shares:Class A. The Navigator Class shares of American Leading Companies were redeemed on December 3, 1998. The Navigator Class of Balanced Trust has not commenced operations. Information about the Primary Classes and Class A, offered to retail investors, is contained in a separate report to their shareholders. The income and expenses of each Fund are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on Primary Class and Financial Services' Class A shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

   Security Valuation

      Equity securities and options listed on national securities exchanges are valued at the last sale price as of the close of business on the day the securities are being valued. Listed securities not traded on a particular day and securities traded in the over-the-counter market are valued at the mean between the closing bid and ask prices quoted by brokers or dealers that make markets in the securities. Portfolio securities which are traded both in the over-the-counter market and on an exchange are valued according to the broadest and most representative market. In the absence of readily available market quotations, securities are valued at fair value under procedures established by and under the general supervision of the Board of Directors.

      Fixed income securities generally are valued by using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. Fixed income securities having a maturity of less than 60 days are valued at amortized cost.

   Investment Income and Distributions to Shareholders

      Interest income and expenses are recorded on the accrual basis. Bond premiums are amortized for financial reporting and federal income tax purposes. Bond discounts, other than original issue and zero-coupon bonds, are not amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are determined at the class level. Dividends from net investment income, if available, will be paid annually for U.S. Small-Cap and Financial Services. Net capital gain distributions, which are calculated at the Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under federal income tax regulations.

   ----------------------------------------------------------------------------

   Security Transactions

      Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At March 31, 2000, receivables for securities sold and payables for securities purchased for each Fund were as follows:

                           Receivable for          Payable for
                          Securities Sold      Securities Purchased
   ----------------------------------------------------------------
   U.S. Small-Cap              $1,002                   $435
   Financial Services              --                     --

   Deferred Organizational Expenses

      Deferred organizational expenses of $43 for U.S. Small-Cap are being amortized on a straight line basis over 5 years commencing on the date operations began.

   Federal Income Taxes

      No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders.

   Use of Estimates

      Preparation of the financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Investment Transactions:

      For the year ended March 31, 2000, investment transactions (excluding short-term investments) were as follows:

                           Purchases       Proceeds From Sales
   ----------------------------------------------------------------
   U.S. Small-Cap           $46,742               $44,652
   Financial Services         7,575                 5,481

      At March 31, 2000, cost, gross unrealized appreciation and gross unrealized depreciation for federal income tax purposes for each Fund were as follows:

                                                                           Net
                                                                       Appreciation/
                             Cost       Appreciation  Depreciation    (Depreciation)
   ---------------------------------------------------------------------------------
   U.S. Small-Cap          $70,883         $3,319       $(17,756)        $(14,437)
   Financial Services       39,736          4,244         (3,763)             481

      At March 31, 2000, Financial Services had a capital loss carryforward for federal income tax purposes of $3,772, which expires in 2008.

   Legg Mason Investors Trust, Inc.
   (Amounts in Thousands)

   ----------------------------------------------------------------------------

3. Repurchase Agreements:

      All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies, and such collateral is in the possession of the Funds' custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Funds' investment advisers review the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

4. Transactions With Affiliates:

      Each Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to their respective agreements, LMFAprovides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at an annual rate of each Fund's respective average daily net assets.

      LMFA has agreed to waive its fees in any month to the extent a Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during that month certain annual rates of that Fund's average daily net assets as shown in the following chart:

                                                                                Year Ended
                                                                              March 31, 2000*   At March 31, 2000
                                                                              ---------------   -----------------
                              Management      Expense     Expense Limitation     Management         Management
   Fund                           Fee       Limitation      Expiration Date     Fees Waived        Fees Payable
   --------------------------------------------------------------------------------------------------------------
   U.S. Small-Cap
     Primary Class               0.85%         2.00%        July 31, 2000          $259                  $ 8
     Navigator Class             0.85%         1.00%        July 31, 2000          N.M.                 N.M.
   Financial Services
     Primary Class               1.00%         2.25%         May 1, 2000             29                   13
     Class A                     1.00%         1.50%         May 1, 2000              9                    4
     Navigator Class             1.00%         1.25%         May 1, 2000             --                   --

   --------------
   *With respect to Financial Services, these figures are for the three months ended March 31, 2000.

   N.M. -- Not meaningful.

      Brandywine Asset Management, Inc. ("Brandywine") serves as investment adviser to U.S. Small-Cap. Brandywine is responsible for the actual investment activity of the Fund. LMFA pays Brandywine a fee for its services, computed daily and payable monthly, at an annual rate equal to 58.8% of the fee received by LMFA.

      Gray, Seifert & Co., Inc. serves as investment sub-adviser to Financial Services pursuant to a Sub-Advisory Agreement which was approved by the Board of Directors. Gray, Seifert is responsible for the actual investment activity of the Fund. LMFA pays Gray, Seifert a fee, computed daily and payable monthly, at the rate of 60% of the monthly fee actually paid to LMFA by Financial Services under the Agreement, taking into account any fee waiver arrangements in effect.

      Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee

------------------------------------------------------------------------------

   based on each Fund's Primary Class's (and, with respect to Financial Services, Class A's) average daily net assets, computed daily and payable monthly as follows:

                                                          Year Ended March 31, 2000*       At March 31, 2000
                                                          --------------------------    ------------------------
                                Distribution    Service     Distribution and Service    Distribution and Service
   Fund                             Fee           Fee             Fees Waived                 Fees Payable
   -------------------------------------------------------------------------------------------------------------
   U.S. Small-Cap                  0.75%         0.25%                $--                         $49
   Financial Services
     Primary Class                 0.75%         0.25%                  3                          23
     Class A                         NA          0.25%                  3                           0

   --------------
   *With respect to Financial Services, these figures are for the three months ended March 31, 2000.

   NA -- Not applicable.

      No brokerage commissions were paid by the Funds to Legg Mason or its affiliates during the year ended March 31, 2000.

      Legg Mason has an agreement with the Funds' transfer agent to assist it with some of its duties.

      For this assistance, the transfer agent paid Legg Mason the following amounts for the period ended March 31, 2000: U.S. Small-Cap, $25; and Financial Services, $7.

      LMFA, Legg Mason, Brandywine and Gray, Seifert &Co., Inc. are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

5. Line of Credit:

      The Funds, along with certain other Legg Mason Funds, participate in a $200 million line of credit ("Credit Agreement") to be utilized as an emergency source of cash in the event of unanticipated, large redemption requests by shareholders. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at prevailing short-term interest rates. For the year ended March 31, 2000, the Funds had no borrowings under the Credit Agreement.

6. Acquisition of Bartlett Financial Services Fund:

      Effective October 5, 1999, Financial Services acquired all of the assets and assumed all of the liabilities of the Bartlett Financial Services Fund ("Bartlett Fund"), a series of Bartlett Capital Trust (an open-end management company), pursuant to a plan of conversion and termination approved by Bartlett Fund's shareholders on September 23, 1999. The shareholders of Bartlett Fund received shares of Financial Services equal to the number and aggregate net asset value (and corresponding class) of their shares in the Bartlett Fund.

      The acquisition was treated as a tax-free reorganization and accordingly, any unrealized appreciation or depreciation on the securities on the date of the acquisition was treated as a non-taxable event by the Bartlett Fund. As such, Financial Services' basis in the securities acquired reflected their historical cost basis as of the date of transfer. The net assets and net unrealized depreciation of the Bartlett Fund as of October 5, 1999, were $37,391 and $3,414, respectively.

   Legg Mason Investors Trust, Inc.
   (Amounts in Thousands)

   -----------------------------------------------------------------------------

      The Bartlett Fund's investment objectives, policies and restrictions were identical to those of Financial Services, which had no operations prior to October 5, 1999. For financial reporting purposes, the Bartlett Fund's operating history prior to the acquisition is reflected in the financial statements and financial highlights of Financial Services.

7. Fund Share Transactions:

      At March 31, 2000, there were 50,000 and 125,000 shares authorized at $.001 par value for the Primary Classes of U.S. Small-Cap and Financial Services, respectively. At March 31, 2000, there were 125,000 shares authorized at $.001 par value for Class A of Financial Services and there were 50,000 and 125,000 shares authorized at $.001 par value for the Navigator Classes of U.S. Small-Cap and Financial Services, respectively. Share transactions were as follows:

                                                                Reinvestment
                                          Sold               of Distributions        Repurchased                Net Change
                                     ---------------         ----------------     -----------------         -----------------
                                     Shares   Amount         Shares  Amount       Shares     Amount         Shares     Amount
   --------------------------------------------------------------------------------------------------------------------------
   U.S. Small-Cap
   --Primary Class
     Year Ended March 31, 2000        4,100   $35,126         318   $2,663        (4,236)   $(34,180)          182    $ 3,609
     Period Ended March 31, 1999/A/   9,383    85,160          --       --        (1,909)    (15,865)        7,474     69,295

   --Navigator Class
     Year Ended March 31, 2000            2   $    20          --   $   --            (3)   $    (24)           (1)   $    (4)
     Period Ended March 31, 1999/B/       5        50          --       --            --          --             5         50

   Financial Services Fund
   --Primary Class
     Period Ended March 31, 2000/C/     666   $ 5,598          --   $   --          (262)   $ (2,258)          404    $ 3,340
     Year Ended December 31, 1999/D/  2,363    23,769          --       --          (729)     (7,037)        1,634     16,732
     Period Ended December 31,
      1998/E,F/                       1,388    14,009          --       --            (7)        (70)        1,381     13,939

   --Class A
     Period Ended March 31, 2000/C/      41   $   364          --   $   --           (77)   $   (664)          (36)   $  (300)
     Year Ended December 31, 1999/D/    492     4,979          --       --          (206)     (2,021)          286      2,958
     Period Ended December 31,
      1998/E,F/                         706     7,112          --       --            (2)        (15)          704      7,097

   --Navigator Class
     Period Ended March 31, 2000/C/      --   $    --          --   $   --            --    $     --            --    $    --
     Period Ended December 31,
      1999/D,G/                           1         5          --       --            --          --             1          5
   --------------------------------------------------------------------------------------------------------------------------

   /A/ For the period June 15, 1998 (commencement of sale of Primary Class) to
       March 31, 1999.
   /B/ For the period June 19, 1998 (commencement of sale of Navigator Class)
       to March 31, 1999.
   /C/ For the period January 1, 2000 to March 31, 2000.
   /D/ Includes financial information for Legg Mason Financial Services Fund and its predecessor, Bartlett Financial Services Fund (see Note 6).
   /E/ For the period November 16, 1998 to December 31, 1998.
   /F/ The financial information for the period ended December 31, 1998, is for the Bartlett Financial Services Fund , Legg Mason Financial Services Fund's predecessor.
   /G/ For the period October 7, 1999 to December 31,1999.

Report of Ernst & Young LLP, Independent Auditors

To the Shareholders and Board of Directors of Legg Mason Investors Trust, Inc.:

  We have audited the accompanying statements of net assets of Legg Mason Investors Trust, Inc. (U.S. Small-Capitalization Value Trust and Financial Services Fund) (the "Funds") as of March 31, 2000, and the related statements of operations, statements of changes in net assets, and financial highlights (Navigator Class) for each of the periods presented therein with respect to the U.S. Small-Capitalization Value Trust, and the statements of operations, statements of changes in net assets and the financial highlights(Navigator Class) for the period ended March 31, 2000, and the year ended December 31, 1999, with respect to the Financial Services Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements of the Financial Services Fund for the period November 16, 1998 (commencement of operations) through December 31, 1998, were audited by other auditors whose report datedFebruary 5, 1999, expressed an unqualified opinion on those financial statements.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds at March 31, 2000, the results of operations, the changes in net assets, and financial highlights (Navigator Class) for each of the periods presented therein with respect to the U.S. Small-Capitalization Value Trust, and the results of operations, the changes in net assets, and financial highlights (Navigator Class) for the period ended March 31, 2000, and the year ended December 31, 1999, with respect to the Financial Services Fund, in conformity with accounting principles generally accepted in the United States.


                                                        /s/ Ernst & Young LLP
                                                        ---------------------

Philadelphia, Pennsylvania
May 3, 2000

[LEGG MASON FUNDS LOGO]
The Art of Investing/SM/


Legg Mason offers a wide range of mutual funds to meet investors' varying financial needs and investment goals. The funds are listed below:

Equity Funds:                         Specialty Funds:
Value Trust, Inc.                     Market Neutral Trust
Special Investment Trust, Inc.        Balanced Trust
Total Return Trust, Inc.              Financial Services Fund
American Leading Companies            Opportunity Trust
  Trust
Classic Valuation Fund
Focus Trust, Inc.
U.S. Small-Capitalization
  Value Trust


Global Funds:                         Taxable Bond Funds:
Global Income Trust                   U.S. Government Intermediate-Term
Europe Fund                             Portfolio
International Equity Trust            Investment Grade Income Portfolio
Emerging Markets Trust                High Yield Portfolio


Tax-Free Bond Funds:                  Money Market Funds:
Tax-Free Intermediate-Term            U.S. Government Money Market
  Income Trust                          Portfolio
Maryland Tax-Free Income Trust        Cash Reserve Trust
Pennsylvania Tax-Free Income Trust    Tax Exempt Trust, Inc.

For information on the specific risks, charges, and expenses associated with any Legg Mason fund, please consult a Legg Mason Financial Advisor for a prospectus. Read it carefully before investing or sending money.

Investment Manager
   Legg Mason Fund Adviser, Inc.
   Baltimore, MD

Investment Advisers
   For Financial Services Fund:
   Legg Mason Fund Adviser, Inc.
   Baltimore, MD

   For U.S. Small-Cap Value Trust:
   Brandywine Asset Management,Inc.
   Wilmington, DE

Investment Sub-Adviser for Financial Services Fund
   Gray, Seifert & Co., Inc.
   New York, New York

Board of Directors
   John F. Curley, Jr., Chairman
   Edward A. Taber, III, President
   Nelson A. Diaz
   Richard G. Gilmore
   Arnold L. Lehman
   Dr. Jill E. McGovern
   G. Peter O'Brien
   T. A. Rodgers

Transfer and Shareholder Servicing Agent
   Boston Financial Data Services
   Boston, MA

Custodian
   State Street Bank & Trust Company
   Boston, MA

Counsel
   Kirkpatrick & Lockhart LLP
   Washington, D.C.

Independent Auditors
   Ernst & Young LLP
   Philadelphia, PA

   This report is not to be distributed unless preceded or accompanied by a prospectus.


             Legg Mason Wood Walker, Incorporated
   ----------------------------------------------------------
                         100 Light Street
            P.O. Box 1476, Baltimore, MD 21203-1476
                         410 o 539 o 0000

LMF-013
5/00